Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether coupons have been deferred or paid in the period. Below is a reconciliation of the earnings used to calculate earnings per share:

	2021 £m	2020 £m	2019 £m

Earnings attributable to owners of the parent	6,801	6,400	5,704

Coupon on perpetual hybrid bonds	(15)	–	–

Tax on coupon on perpetual hybrid bonds	3	–	–

Earnings	6,789	6,400	5,704

Summary of Reconciliation from Basic to Diluted Earnings Per Share
Below is a reconciliation from basic to diluted earnings per share:

	2021			2020			2019

	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence

Basic earnings per share (ordinary shares of 25p each)	6,789	2,287	296.9	6,400	2,286	280.0	5,704	2,284	249.7

Share options	–	10	(1.3)	–	9	(1.1)	–	7	(0.7)

Diluted earnings per share	6,789	2,297	295.6	6,400	2,295	278.9	5,704	2,291	249.0

Summary of Adjusted Earnings Per Share
Earnings have been affected by a number of adjusting items, which are described in notes 3 to 10. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

			Basic

			2021		2020		2019

	Notes		Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share			6,789	296.9	6,400	280.0	5,704	249.7

Effect of restructuring and integration costs	7		150	6.5	408	17.8	565	24.7

Tax and non-controlling interests on restructuring and integration costs			(39)	(1.7)	(64)	(2.8)	(101)	(4.4)

Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4		363	15.9	548	24.0	675	29.6

Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles			(71)	(3.1)	(77)	(3.4)	(115)	(5.0)

Effect of associates’ adjusting items net of tax	9(a	)	12	0.5	(13)	(0.6)	(25)	(1.1)

Effect of Quebec class action	6(h	)	–	–	–	–	436	19.1

Tax on Quebec class action			–	–	–	–	(124)	(5.4)

Effect of excise and VAT disputes	6(g	)	26	1.1	(40)	(1.7)	202	8.9

Tax on excise and VAT disputes	10(d	)	(3)	(0.1)	14	0.6	(16)	(0.7)

Effect of disposal of BAT Pars	6(f	)	358	15.7	–	–	–	–

Other adjusting items	3,6(d	)	19	0.8	487	21.2	236	10.3

Tax effect on other adjusting items			(5)	(0.2)	(104)	(4.5)	(50)	(2.2)

Deferred tax relating to changes in tax rates	10		(98)	(4.3)	(21)	(0.9)	(49)	(2.2)

Effect of early repurchase of bonds	8(b	)	–	–	142	6.2	–	–

Tax effect of early repurchase of bonds			–	–	(32)	(1.4)	–	–

Effect of interest on FII GLO settlement and other	8(b	)	55	2.4	11	0.5	80	3.5

Tax effect of interest on FII GLO settlement and other			–	–	(4)	(0.2)	–	–

Effect of retrospective guidance on WHT	10(d	)	–	–	(42)	(1.8)	–	–

Adjusted earnings per share (basic)			7,556	330.4	7,613	333.0	7,418	324.8

			Diluted
			2021		2020		2019

	Notes		Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share			6,789	295.6	6,400	278.9	5,704	249.0

Effect of restructuring and integration costs	7		150	6.6	408	17.7	565	24.7

Tax and non-controlling interests on restructuring and integration costs			(39)	(1.7)	(64)	(2.8)	(101)	(4.4)

Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4		363	15.8	548	23.9	675	29.5

Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles			(71)	(3.1)	(77)	(3.4)	(115)	(5.0)

Effect of associates’ adjusting items net of tax	9(a	)	12	0.5	(13)	(0.6)	(25)	(1.1)

Effect of Quebec class action	6(h	)	–	–	–	–	436	19.0

Tax on Quebec class action			–	–	–	–	(124)	(5.4)

Effect of excise and VAT disputes	6(g	)	26	1.1	(40)	(1.7)	202	8.8

Tax on excise and VAT disputes	10(d	)	(3)	(0.1)	14	0.6	(16)	(0.7)

Effect of disposal of BAT Pars	6(f	)	358	15.6	–	–	–	–

Other adjusting items	3,6(d	)	19	0.8	487	21.2	236	10.3

Tax effect on other adjusting items			(5)	(0.2)	(104)	(4.5)	(50)	(2.2)

Deferred tax relating to changes in tax rates	10		(98)	(4.3)	(21)	(0.9)	(49)	(2.2)

Effect of early repurchase of bonds	8(b	)	–	–	142	6.2	–	–

Tax effect of early repurchase of bonds			–	–	(32)	(1.4)	–	–

Effect of interest on FII GLO settlement and other	8(b	)	55	2.4	11	0.5	80	3.5

Tax effect of interest on FII GLO settlement and other			–	–	(4)	(0.2)	–	–

Effect of retrospective guidance on WHT	10(d	)	–	–	(42)	(1.8)	–	–

Adjusted earnings per share (diluted)			7,556	329.0	7,613	331.7	7,418	323.8

Summary of Headline Earnings Per Share
The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements. It is calculated in accordance with Circular 1/2021 ‘Headline Earnings’, as issued by the South African Institute of Chartered Accountants.

	Basic

	2021		2020		2019

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share	6,789	296.9	6,400	280.0	5,704	249.7

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	138	6.0	465	20.3	518	22.7

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(42)	(1.8)	(74)	(3.3)	(79)	(3.5)

Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(10)	(0.4)	(26)	(1.1)	7	0.3

Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	2	0.1	8	0.3	(1)	–

Effect of impairment of BAT Pars	83	3.6	–	–	–	–

Tax on impairment of BAT Pars	–	–	–	–	–	–

Effect of foreign exchange reclassification from reserves to the income statement

– Subsidiaries	291	12.7	–	–	–	–

– Associates	(2)	(0.1)	–	–	–	–

Issue of shares and change in shareholding in associate	(6)	(0.3)	(17)	(0.7)	(25)	(1.1)

Headline earnings per share (basic)	7,243	316.7	6,756	295.5	6,124	268.1

	Diluted

	2021		2020		2019

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share	6,789	295.6	6,400	278.9	5,704	249.0

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	138	6.0	465	20.3	518	22.5

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(42)	(1.8)	(74)	(3.3)	(79)	(3.4)

Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(10)	(0.4)	(26)	(1.1)	7	0.3

Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	2	0.1	8	0.3	(1)	–

Effect of impairment of BAT Pars	83	3.6	–	–	–	–

Tax on impairment of BAT Pars	–	–	–	–	–	–

Effect of foreign exchange reclassification from reserves to the income statement

– Subsidiaries	291	12.6	–	–	–	–

– Associates	(2)	(0.1)	–	–	–	–

Issue of shares and change in shareholding in associate	(6)	(0.3)	(17)	(0.7)	(25)	(1.1)

Headline earnings per share (diluted)	7,243	315.3	6,756	294.4	6,124	267.3